Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings per Share
The numerators and denominators of the basic and diluted earnings per share (“EPS”) computations for our Class A Common Stock are calculated as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(In thousands)	2022	2021	2022	2021
Numerator:
Net income (loss)	$70,093	$(8,606)	$94,219	$(34,595)
Less: net (income) loss attributable to ProFrac Predecessor	(56,157)	8,478	(79,867)	34,476
Less: net loss attributable to noncontrolling interests	8,704	128	8,288	119
Less: net income attributable to redeemable noncontrolling interests	(16,082)	—	(16,082)	—

Net income attributable to ProFrac Holding Corp.	$6,558	$—	$6,558	$—

Denominator:
Weighted average Class A shares used for basic EPS computation	40,123		40,123
Dilutive potential of employee restricted stock units	22		22

Weighted average Class A shares used for diluted EPS computation	40,145		40,145

Basic and diluted EPS—Class A Common Stock	$0.16		$0.16